INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	$ 523,533	$ 620,715
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(2,200)	(11,525)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	1,587,302	1,911,161
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(227,996)	(320,809)
Debt Securities, Available-for-Sale, Unrealized Loss Position	2,110,835	2,531,876
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(230,196)	(332,334)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	2,273	3,111
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	4	33
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	47,336	63,315
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4,267	7,980
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	49,609	66,426
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	4,271	8,013
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	95	90
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(4)	(9)
Debt Securities, Available-for-Sale, Unrealized Loss Position	95	90
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(4)	(9)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	0	71,678
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	(11,546)
Debt Securities, Available-for-Sale, Unrealized Loss Position	0	71,678
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	0	(11,546)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Mortgage-backed securities-residential
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	277,394	417,516
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(1,349)	(9,130)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	536,694	503,321
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(68,418)	(95,078)
Debt Securities, Available-for-Sale, Unrealized Loss Position	814,088	920,837
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(69,767)	(104,208)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Mortgage-backed securities-commercial
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	39,084	26,516
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(108)	(67)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	166,649	286,589
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(13,633)	(25,314)
Debt Securities, Available-for-Sale, Unrealized Loss Position	205,733	313,105
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(13,741)	(25,381)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	23,981	25,990
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	3,392	4,454
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	23,981	25,990
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	3,392	4,454
Collateralized mortgage obligations
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	56,942	120,670
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(130)	(1,776)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	286,606	296,813
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(36,217)	(50,823)
Debt Securities, Available-for-Sale, Unrealized Loss Position	343,548	417,483
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(36,347)	(52,599)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	5,589	6,219
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	499	788
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	5,589	6,219
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	499	788
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	71,825	19,636
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(511)	(351)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	466,766	478,083
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(88,998)	(109,553)
Debt Securities, Available-for-Sale, Unrealized Loss Position	538,591	497,719
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(89,509)	(109,904)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	2,273	3,111
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	4	33
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	1,217	2,288
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	175	306
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	3,490	5,399
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	179	339
Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	70,967	26,389
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(48)	(189)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	54,351	159,135
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(13,591)	(22,190)
Debt Securities, Available-for-Sale, Unrealized Loss Position	125,318	185,524
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(13,639)	(22,379)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Other securities
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	7,321	9,988
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(54)	(12)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	76,141	115,452
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(7,135)	(6,296)
Debt Securities, Available-for-Sale, Unrealized Loss Position	83,462	125,440
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(7,189)	(6,308)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	16,549	28,818
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	201	2,432
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	16,549	28,818
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	$ 201	$ 2,432